Wells, Pipelines, Properties, Plant and Equipment, Net - Assumptions to Determine NPV of Cash Flows (Pemex Industrial Transformation) (Detail) - Pemex Industrial Transformation	6 Months Ended	12 Months Ended
	Jun. 30, 2025 $ / $ millionsPerDay USD ($)	Dec. 31, 2024 $ / $
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	18.8928	20.2683
Refining
Disclosure of detailed information about property, plant and equipment [line items]
Average crude oil Price (U.S.$) | $	101.75
Processed volume (millions per day) | millionsPerDay	885
Rate of U.S.$	18.8928
Useful lives of the cash-generating units (year average)	12 years
Pre-tax discount rate	13.21%	14.75%
Gas
Disclosure of detailed information about property, plant and equipment [line items]
Processed volume (millions per day) | millionsPerDay	2,487,000,000
Rate of U.S.$	18.8928
Useful lives of the cash-generating units (year average)	8 years
Pre-tax discount rate	14.28%
Petrochemicals
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	18.8928
Useful lives of the cash-generating units (year average)	8 years
Pre-tax discount rate	10.52%
Ethylene
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	18.8928
Useful lives of the cash-generating units (year average)	8 years
Pre-tax discount rate	10.52%
Fertilizers
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	18.8928
Useful lives of the cash-generating units (year average)	15 years
Pre-tax discount rate	11.96%